OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2017
OTHER INVESTMENTS
OTHER INVESTMENTS

8. OTHER INVESTMENTS

        As of December 31, 2017 the other investments of the Group comprised individually insignificant items.

        As of December 31, 2016 the other investments of the Group mainly comprised long term deposits of RUB 27,056 million, loan issued to Mr. Pierre Fattouche and Mr. Moussa Fattouche, the holders of a 20% non-controlling stake in MTS Armenia, in the amount of RUB 5,802 million and other.

        As of December 31, 2017 loan to Mr. Pierre Fattouche and Mr. Moussa Fattouche was reclassified to short-term investments.